Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: October 9, 2024

Payment Date	10/15/2024
Collection Period Start	9/1/2024
Collection Period End	9/30/2024
Interest Period Start	9/16/2024
Interest Period End	10/14/2024

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$151,746,077.16	$17,972,453.81	$133,773,623.35	0.286945	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$297,829,077.16	$17,972,453.81	$279,856,623.35

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$301,220,287.15	$283,247,833.34	0.208810
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$301,220,287.15	$283,247,833.34
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$151,746,077.16	0.77000%	30/360	$97,370.40
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$297,829,077.16			$238,444.15

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$301,220,287.15	$283,247,833.34
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$301,220,287.15	$283,247,833.34
Number of Receivables Outstanding	34,442	33,498
Weighted Average Contract Rate	3.87%	3.87%
Weighted Average Remaining Term (months)	26.9	26.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$969,641.02
Principal Collections	$17,833,432.91
Liquidation Proceeds	$101,723.82
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$18,904,797.75
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$18,904,797.75

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$251,016.91	$251,016.91	$—	$—	$18,653,780.84
Interest - Class A-1 Notes	$—	$—	$—	$—	$18,653,780.84
Interest - Class A-2 Notes	$—	$—	$—	$—	$18,653,780.84
Interest - Class A-3 Notes	$97,370.40	$97,370.40	$—	$—	$18,556,410.44
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$18,465,072.44
First Allocation of Principal	$—	$—	$—	$—	$18,465,072.44
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$18,450,490.06
Second Allocation of Principal	$—	$—	$—	$—	$18,450,490.06
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$18,434,326.29
Third Allocation of Principal	$1,017,243.82	$1,017,243.82	$—	$—	$17,417,082.47
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,398,092.87
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$3,834,092.87
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,834,092.87
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$442,882.88
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$442,882.88
Remaining Funds to Certificates	$442,882.88	$442,882.88	$—	$—	$—
Total	$18,904,797.75	$18,904,797.75	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$301,220,287.15	$283,247,833.34
Note Balance	$297,829,077.16	$279,856,623.35
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	14	$139,020.90
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	101	$101,723.82
Monthly Net Losses (Liquidation Proceeds)			$37,297.08
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.40%
Preceding Collection Period			(0.01)%
Current Collection Period			0.15%
Four-Month Average Net Loss Ratio			0.16%
Cumulative Net Losses for All Periods			$2,373,005.28
Cumulative Net Loss Ratio			0.17%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.53%	129	$1,493,575.01
60-89 Days Delinquent	0.16%	41	$444,814.63
90-119 Days Delinquent	0.04%	10	$102,726.81
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.72%	180	$2,041,116.45

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$24,729.83
Total Repossessed Inventory		7	$85,500.00

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		51	$547,541.44
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.25%
Second Preceding Collection Period			0.22%
Preceding Collection Period			0.21%
Current Collection Period			0.19%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.23	0.08%	21	0.06%